Fair value measurements - reconciliation of changes in items measured at fair value Level 3 (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Fair Value of Assets (Liabilities)
Assets, beginning	€ 96,873
Assets, ending	98,044	€ 96,873
Recurring fair value measurement
Fair Value of Assets (Liabilities)
Assets, beginning	6,052
Assets, ending	3,430	6,052
Recurring fair value measurement | Other receivables
Fair Value of Assets (Liabilities)
Assets, beginning	0
Assets, ending	69	0
Recurring fair value measurement | Receivables From Financing Activities
Fair Value of Assets (Liabilities)
Assets, beginning	973
Assets, ending	580	973
Recurring fair value measurement | Derivatives
Fair Value of Assets (Liabilities)
Assets, beginning	297
Assets, ending	98	297
Recurring fair value measurement | Level 3
Fair Value of Assets (Liabilities)
Assets, beginning	1,030
Assets, ending	677	1,030
Recurring fair value measurement | Level 3 | Cash flow hedge reserve
Fair Value of Assets (Liabilities)
Gains (Losses) Recognised In Other Comprehensive Income, Fair Value Measurement, Assets (Liabilities)	15
Recurring fair value measurement | Level 3 | Other receivables
Fair Value of Assets (Liabilities)
Assets, beginning	0	0
Gains/(Losses) recognized in Consolidated Income Statement	(1)	0
Gains/(Losses) recognized in Other comprehensive income
Issues/Settlements	70	0
Net purchases and sales, fair value measurement, assets	0
Decrease through transfer to assets held for sale		0
Transfers out of Level 3 of fair value hierarchy, assets	0
Assets, ending	69	0
Recurring fair value measurement | Level 3 | Receivables From Financing Activities
Fair Value of Assets (Liabilities)
Assets, beginning	973	700
Gains/(Losses) recognized in Consolidated Income Statement	0	0
Issues/Settlements	(393)	273
Net purchases and sales, fair value measurement, assets	0
Decrease through transfer to assets held for sale		0
Assets, ending	580	973
Recurring fair value measurement | Level 3 | Available-for-sale securities
Fair Value of Assets (Liabilities)
Assets, beginning	16	45
Gains/(Losses) recognized in Consolidated Income Statement	1	(1)
Net purchases and sales, fair value measurement, assets	11
Decrease through transfer to assets held for sale		(28)
Assets, ending	28	16
Recurring fair value measurement | Level 3 | Derivatives
Fair Value of Assets (Liabilities)
Assets, beginning	41
Assets, ending	0	41
Recurring fair value measurement | Level 3 | Derivatives | Derivatives
Fair Value of Assets (Liabilities)
Assets (liabilities), beginning	39	29
Gains/(Losses) recognized in Consolidated Income Statement	56	30
Gains/(Losses) recognized in Other comprehensive income	(15)	9
Issues/Settlements	(66)	(29)
Net purchases and sales, fair value measurement, assets	0
Transfers out of Level 3 of fair value hierarchy, assets	(14)
Assets (liabilities), ending	€ 0	€ 39